8. EQUITY (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Weighted-average assumptions

The following weighted-average assumptions were utilized in the fair value calculations for warrants granted:

Period ended June 30, 2012

Expected dividend yield	0.00%
Expected stock price volatility	123.85%
Risk-free interest rate	0.19%
Expected life of operations	1.00 years

Summary of outstanding warrants

A summary of outstanding warrants at June 30, 2012 is presented below.

Period ended June 30, 2012

Warrants outstanding, beginning of year	5,956,553
Exercised	(19,000)
Granted	5,696,308
Warrants outstanding, end of period	11,633,861

Granted stock warrants
Granted stock warrants:	Warrants outstanding and exercisable	Price	Expiration
January 22, 2010-May 24, 2010	4,737,113	$1.50	38 months-July 31, 2013
December 31, 2010	714,200	$1.00	60 months-December 31, 2015
April 28, 2011	10,000	$1.25	56 months-December 31, 2015
June 30, 2011	11,494	$1.25	36 months-June 30, 2014
July 22, 2011	248,496	$1.25	24 months-July 22, 2013
September 1, 2011	16,250	$2.00	23 months-July 31, 2013
September 13, 2011	20,000	$0.00	24 months-September 13, 2013
September 20, 2011	60,000	$2.50	18 months-March 20, 2013
September 22, 2011	20,000	$0.00	24 months-September 22, 2013
October 10, 2011	20,000	$0.00	24 months-October 10, 2013
October 17, 2011	30,000	$0.00	24 months-October 17, 2013
November 7, 2011	20,000	$0.00	24 months-November 7, 2013
November 11, 2011	13,000	$0.00	24 months-November 11, 2013
November 30, 2011	12,000	$0.00	24 months-November 30, 2013
December 14, 2011	10,000	$0.00	24 months-December 14, 2013
January 10, 2012	5,000	$0.00	12 months-January 10, 2013
January 11, 2012	5,000	$0.00	12 months-January 11, 2013
February 9, 2012	10,000	$0.00	24 months-February 9, 2014
March 12, 2012	25,000	$2.00	24 months-March 12, 2014
March 22, 2012	5,000	$0.00	24 months-March 22, 2014
April 10, 2012	5,000	$0.00	24 months-April 10, 2014
April 17, 2012	7,500	$0.00	24 months-April 17, 2014
April 22, 2012	5,000	$0.00	24 months-April 22, 2014
May 10, 2012	5,000	$0.00	24 months-May 10, 2014
May 12, 2012	7,500	$2.00	12 months-May 11, 2013
May 17, 2012	7,500	$0.00	24 months-May 17, 2014
May 22, 2012	5,000	$0.00	24 months-May 22, 2014
June 10, 2012	5,000	$0.00	24 months-June 10, 2014
June 17, 2012	7,500	$0.00	24 months-June 17, 2014
June 21, 2012	4,751,113	$1.50	13 months-July 31, 2013
June 21, 2012	593,900	$1.50	13 months-July 31, 2013
June 21, 2012	236,295	$2.00	13 months-July 31, 2013
June 22, 2012	5,000	$0.00	24 months-June 22, 2014
	11,633,861	$0.00-2.50